Commitments and Contingencies - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 19, 2015	Jul. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Commitments And Contingencies [Line Items]
Contractual obligation				$ 3,222,000
Operating lease period			37 months
Lease initial base rent per month			$ 2,900
Total base rent over the term of the lease			112,000
ProstaScint Inventory Transfer [Member]
Commitments And Contingencies [Line Items]
Contractual obligation			$ 500,000	500,000
Sponsored Research Agreement with Related Party [Member]
Commitments And Contingencies [Line Items]
Contractual obligation				350,000
Sponsored Research Agreement termination notice period			30 days
Clinical Research and Trial Obligations [Member]
Commitments And Contingencies [Line Items]
Contractual obligation				$ 329,000
Aytu Manufacturing and Commercial Development [Member]
Commitments And Contingencies [Line Items]
Contractual obligation			$ 133,000
Zertane Clinical Trials and RedoxSYS Research Studies [Member] | Clinical Research and Trial Obligations [Member]
Commitments And Contingencies [Line Items]
Contractual obligation			$ 329,000
Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Management fee payable to Ampio per month		$ 30,000
Operating lease period	37 months
Lease initial base rent per month	$ 8,500
Total base rent over the term of the lease	$ 318,000